Purchased, outsourced and other costs - Summary of Purchased, Outsourced and Other Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Purchased, Outsourced and Other Costs [Line Items]
Consultancy fees and corporate bodies fees	€ (75,737)	€ (33,706)	€ (38,460)
Advertising and marketing expenses	(57,224)	(47,467)	(60,789)
Lease expenses	(56,345)	(32,755)	(68,248)
Outsourcing of production	(53,402)	(59,411)	(74,829)
Freight, insurance and selling expenses	(49,241)	(55,905)	(67,477)
Utilities	(26,710)	(22,423)	(26,063)
Maintenance costs	(14,610)	(14,993)	(12,672)
Royalties	(4,258)	(5,982)	(4,880)
Other services	(16,102)	(14,284)	(18,279)
Total purchased, outsourced and other costs	€ (353,629)	€ (286,926)	€ (371,697)